GROUP COMPANIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
GROUP COMPANIES

31.	GROUP COMPANIES

List of most significant fully consolidated companies:

Country	Company name	Ownership %
Argentina	CERVECERÍA Y MALTERIA QUILMES SAICA Y G	99.82%
	MALTERÍA PAMPA S.A.	100.00%
Bolivia	CERVECERÍA BOLIVIANA NACIONAL S.A.	85.34%
Brazil	AMBEV S.A.	Consolidating
	AROSUCO AROMAS E SUCOS LTDA.	100.00%
	CRBS S.A.	100.00%
Canada	CERBUCO BREWING	100.00%
	LABATT BREWING COMPANY LTD.	100.00%
Chile	CERVECERÍA CHILE S.A.	100.00%
Cuba	CERVECERIA BUCANERO S.A	50.00%
Spain	JALUA SPAIN, S.L.	100.00%
Luxembourg	AMBEV LUXEMBOURG	100.00%
Malta	ARLC LIMITED	100.00%
Paraguay	CERVECERÍA PARAGUAYA S.A.	87.36%
Dominican Republic	CERVECERÍA NACIONAL DOMINICANA, S.A.	97.11%
Uruguay	LINTHAL S.A.	100.00%
	CERVECERÍA Y MALTERIA PAYSANDU S.A.	100.00%
	MALTERÍA URUGUAY S.A	100.00%
	MONTHIERS S.A.	100.00%
Panama	CERVECERÍA NACIONAL S. DE R.L.	100.00%

The Company's subsidiary, Cervecería Nacional Dominicana, S.A., and Koscab Holdings Limited (“Koscab”) entered into an agreement (the“Share Purchase Agreement”) on December 26, 2024, whereby Cervecería Nacional Dominicana S.A. committed to transfer all of the shares it holds in the holding company SLU Beverages LTD. (“SLU”), the majority shareholder of Banks Holdings Limited, Saint Vincent Brewery Limited, Antigua Brewery Limited, and Dominica Brewery & Beverages Limited, to Koscab, in exchange for a deferred payment structured in five tranches until 2028, with the transfer of operational control expected to occur in 2025. The completion of the transaction is subject to approval from l the ocal authorities and the fulfilment of conditions precedent to be agreed between the parties. The net asset value of SLU corresponds to approximately 1% of the net assets of the Company.